SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 301,599,897		$ 323,199,694	$ 196,219,101
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	57.00%		38.00%	24.00%
Customer A [Member]
Segment Reporting Information [Line Items]
Revenue	$ 115,411,965		$ 39,219,089		[1]
Customer B [Member]
Segment Reporting Information [Line Items]
Revenue	57,858,670		43,258,204	47,696,332
Customer C [Member]
Segment Reporting Information [Line Items]
Revenue		[1]	$ 39,099,677		[1]

[1]	Represents less than 10%